Fair Value Measurement (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value Measurement [Abstract]
Fair Value of Financial Assets

	Balances, at July 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:

Investments held in Trust Account	$40,600,000	$40,600,000	—	—

Total	$40,600,000	$40,600,000	—	—